Statement of Cash Flows - USD ($)	1 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Cash Flows from Operating Activities:
Net Income (Loss)	$ (24,486)	$ (8,381,997)
Adjustments to reconcile net loss to net cash used in operating activities:
Transaction costs allocable to derivative liabilities – Private Placement Warrants		23,338
Interest earned on cash and marketable securities held in Trust Account		(2,582,684)
Loss on change in fair value of derivative liabilities – Private Placement Warrants		9,498,443
Fair value of warrant liability in excess of purchase price of Private Placement Warrants		714,753
Changes in operating assets and liabilities:
Prepaid expenses	(40,750)	20,067
Prepaid insurance		(145,833)
Accounts payable and accrued expenses		44,974
Accrued expenses	12,067
Deferred legal fee		358,797
Net cash used in operating activities	(53,169)	(450,142)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(230,000,000)
Net cash used in investing activities		(230,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		225,400,000
Proceeds from sale of Private Placement Warrants		7,300,000
Proceeds from issuance of ordinary shares to Sponsor	25,000
Proceeds from promissory note – related party	150,000	50,000
Payment of offering costs		(566,245)
Net cash provided by financing activities	175,000	232,183,755
Net Change in Cash	121,831	1,733,613
Cash - Beginning of the period	0	121,831
Cash - End of the period	121,831	1,855,444
Non-cash investing and financing activities:
Offering costs included in accrued offering costs		101,504
Remeasurement of Class A ordinary shares to redemption value		23,979,041
Deferred underwriting fee payable		9,200,000
Deferred legal fee payable		289,549
Conversion of advances and short-term promissory notes to Working Capital Loans – related party		$ 200,000
Deferred offering costs included in accrued offering costs	$ 64,171